Private Placement (Details Narrative) - USD ($)		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2022	Nov. 12, 2021
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor, shares	499,992
Share price		$ 10.20	$ 11.50
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor, shares		6,920,500
Share price		$ 1.00
Proceeds from private placement		$ 6,920,500